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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number    811-21593

Kayne Anderson MLP Investment Company
(Exact name of registrant as specified in charter)

717 Texas Avenue, Suite 3100 Houston, Texas	77002
(Address of principal executive offices)	(Zip code)

David J. Shladovsky, Esq. KA Fund Advisors, LLC 717 Texas Avenue, Suite 3100 Houston, Texas 77002
(Name and address of agent for service)

Registrant's telephone number, including area code:    (310) 284-6438

Date of fiscal year end:       November 30

Date of reporting period:     July 1, 2011 - June 30, 2012

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.  PROXY VOTING RECORD.

Disclose the following information for each matter relating to a portfolio security considered at any shareholder meeting held during the period covered by the report and with respect to which the registrant was entitled to vote:

(a)	The name of the issuer of the portfolio security;

(b)	The exchange ticker symbol of the portfolio security;

(c)	The Council on Uniform Securities Identification Procedures ("CUSIP") number for the portfolio security;

(d)	The shareholder meeting date;

(e)	A brief identification of the matter voted on;

(f)	Whether the matter was proposed by the issuer or by a security holder;

(g)	Whether the registrant cast its vote on the matter;

(h)	How the registrant cast its vote (e.g., for or against proposal, or abstain; for or withhold regarding election of directors); and

(i)	Whether the registrant cast its vote for or against management.

SIGNATURES

[See General Instruction F]

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)       Kayne Anderson MLP Investment Company

By (Signature and Title)*		/s/ Kevin S. McCarthy
Kevin S. McCarthy,
Date	August 20, 2012	Chairman of the Board of Directors, President and Chief Executive Officer

* Print the name and title of each signing officer under his or her signature.

Item 1 – Proxy Voting Record
Kayne Anderson MLP Investment Company
7/1/2011 - 6/30/2012

Issuer	Symbol	CUSIP	Meeting Date	Matter:	Proposed by (I)ssuer or (S)hrhldr	Vote Cast?	How Voted	For/Against Mgmt

CRUDE CARRIERS CORPORATION	CRU	Y1820X106	9/20/2011	ADOPT:	I	YES	FOR	FOR

THE AGREEMENT AND PLAN OF MERGER, DATED AS OF MAY 5, 2011, BY AND AMONG CAPITAL PRODUCT PARTNERS, L.P., CAPITAL GP L.L.C., POSEIDON PROJECT CORP. ("CRUDE"), ALL AS MORE FULLY DESCRIBED IN THE PROXY STATEMENT.

				APPROVE:	I	YES	FOR	FOR

ADJOURN THE SPECIAL MEETING, IF NECESSARY, TO PERMIT FURTHER SOLICITATION OF PROXIES IF THERE ARE NOT SUFFICIENT VOTES AT THE TIME OF THE SPECIAL MEETING TO ADOPT THE MERGER AGREEMENT AND APPROVE THE PROPOSED MERGER.

KNIGHTSBRIDGE TANKERS LTD.	VLCCF	G5299G106	9/23/2011	ELECT:	I	YES	FOR	FOR
OLA LORENTZON
DOUGLAS C. WOLCOTT
DAVID M. WHITE
HANS PETER AAS
HERMAN BILLUNG

				RE-APPOINT AND AUTHORIZE:	I	YES	FOR	FOR
PRICEWATERHOUSECOOPERS AS THE COMPANY'S INDEPENDENT AUDITORS AND TO AUTHORIZE THE BOARD OF DIRECTORS TO DETERMINE THEIR REMUNERATION.

				APPROVE:	I	YES	FOR	FOR

THE INCREASE OF THE COMPANY'S AUTHORISED SHARE CAPITAL FROM US$350,000.00 DIVIDED INTO 35,000,000 COMMON SHARES OF US$0.01 PAR VALUE EACH (OF WHICH 24,425,699 ARE IN ISSUE) TO US$500,000.00 DIVIDED INTO 50,000,000 COMMON SHARES OF US$0.01 PAR VALUE EACH BY THE CREATION OF 15,000,000 COMMON SHARES OF US$0.01 PAR VALUE EACH.

				APPROVE:	I	YES	FOR	FOR
THE REMUNERATION OF THE COMPANY'S BOARD OF DIRECTORS OF A TOTAL AMOUNT OF FEES NOT TO EXCEED US$500,000.00 FOR THE YEAR ENDED DECEMBER 31, 2011.

CAPITAL PRODUCTS PARTNERS L.P.	CPLP	Y11082107	11/15/2011	ELECT:	I	YES	FOR	FOR
CLASS I DIRECTOR TO SERVE UNTIL THE 2014 ANNUAL MEETING OF LIMITED PARTNERS: P. DE DEMANDOLX-DEDONS.

NAVIOS MARITIME PARTNERS L.P.	NMM	Y62267102	11/22/2011	ELECT:	I	YES	FOR	FOR
CLASS III DIRECTOR TO SERVE UNTIL THE 2014 ANNUAL MEETING OF LIMITED PARTNERS: SERAFEIM KRIEMPARDIS.

				RATIFY:	I	YES	FOR	FOR
THE APPOINTMENT OF PRICEWATERHOUSECOOPERS AS THE COMPANY'S INDEPENDENT PUBLIC ACCOUNTS FOR THE FISCAL YEAR.

REGENCY ENERGY PARTNERS LP	RGP	75885Y107	12/16/2011	APPROVE:	I	YES	FOR	FOR

THE TERMS OF THE REGENECY ENERGY PARTNERS LP 2011 LONG-TERM INCENTIVE PLAN, WHICH PROVIDES FOR AWARDS OF OPTIONS TO PURCHASE THE PARTNERSHIP'S COMMON UNITS, AWARDS OF THE PARTNERSHIP'S RESTRICTED UNITS, AWARDS OF THE PARTNERSHIP'S PHANTOM UNITS, AWARDS OF THE PARTNERSHIP'S COMMON UNITS, AWARDS OF DISTRIBUTION EQUIVALENT RIGHTS (OR DERS), AWARDS OF COMMON UNIT APPRECIATION RIGHTS, AND OTHER UNIT-BASED AWARDS TO EMPLOYEES AND CONSULTANTS OF THE APRTNERSHIP, REGENCY GP LP, REGENCY GP LLC, A SUBSIDIARY OF THEIR AFFILIATES, AND MEMBERS OF THE BOARD OF DIRECTORS OF REGENCY GP LLC.

EL PASO CORPORATION	EP	28336L109	3/9/2012	ADOPT:	I	YES	FOR	FOR

AGREEMENT AND PLAN OF MERGER, BY AND AMONG EL PASO CORPORATION ("EL PASO"), SIRIUS HOLDINGS MERGER CORPORATION, SIRIUS MERGER CORPORATION, KINDER MORGAN, INC., SHERPA MERGER SUB, INC. AND SHERPA
ACQUISITION, LLC (MERGER AGREEMENT) AND AGREEMENT & PLAN OF MERGER BY AND AMONG EL PASO, SIRIUS HOLDINGS MERGER CORPORATION & SIRIUS MERGER CORPORATION (FIRST MERGER AGREEMENT).

				APPROVE:	I	YES	FOR	FOR
ANY ADJOURNMENT OF THE SPECIAL MEETING, IF NECESSARY, TO SOLICIT ADDITIONAL PROXIES IN FAVOR OF THE PROPOSAL TO ADOPT THE MERGER AGREEMENT AND THE FIRST MERGER AGREEMENT.

				APPROVE:	I	YES	FOR	FOR
ON AN ADVISORY (NON- BINDING) BASIS THE COMPENSATION THAT MAY BE PAID OR BECOME PAYABLE TO EL PASO'S NAMED EXECUTIVE OFFICERS THAT IS BASED ON OR OTHERWISE RELATES TO THE PROPOSED TRANSACTIONS.

MAGELLAN MIDSTREAM PARTNERS, L.P.	MMP	559080106	4/24/2012	ELECT:	I	YES	FOR	FOR
ROBERT G. CROYLE
BARRY R. PEARL

				VOTE:	I	YES	FOR	FOR
ADVISORY RESOLUTION TO APPROVE EXECUTIVE COMPENSATION.

				RATIFY	I	YES	FOR	FOR
THE APPOINTMENT OF INDEPENDENT AUDITOR.

NUSTAR GP HOLDINGS, LLC	NSH	67059L102	4/25/2012	ELECT:	I	YES	FOR	FOR
JAMES F. CLINGMAN, JR.

				RATIFY:	I	YES	FOR	FOR
THE APPOINTMENT OF KPMG LLP AS NUSTAR HOLDINGS, LLC'S INDEPENDENT REGISTERED ACCOUNTING FIRM FOR 2012.

HOLLY ENERGY PARTNERS, L.P.	HEP	435763107	4/25/2012	APPROVE:	I	YES	FOR	FOR

AN AMENDMENT AND RESTATEMENT OF THE HOLLY ENERGY PARTNERS, L.P. LONG-TERM INCENTIVE PLAN (AS IT HAS BEEN AMENDED FROM TIME TO TIME, THE LTIP), WHICH, AMONG OTHER THINGS, PROVIDES FOR AN INCREASE IN THE MAXIMUM NUMBER OF COMMON UNITS RESERVED AND AVAILABLE FOR DELIVERY WITH RESPECT TO AWARDS UNDER THE LTIP TO 1,250,000 COMMON UNITS (THE "LTIP PROPOSAL").

				APPROVE:	I	YES	FOR	FOR

THE ADJOURNMENT OF THE SPECIAL MEETING TO A LATER DATE OR DATES, IF NECESSARY OR APPROPRIATE, TO SOLICIT ADDITIONAL PROXIES IN THE EVENT THERE ARE NOT SUFFICIENT VOTES AT THE TIME OF THE SPECIAL MEETING TO APPROVE THE LTIP PROPOSAL.

KINDER MORGAN, INC.	KMI	49456B101	5/9/2012	ELECT:	I	YES	FOR	FOR
RICHARD D. KINDER
C. PARK SHAPER
STEVEN J. KEAN
HENRY CORNELL
DEBORAH A. MACDONALD
MICHAEL MILLER
MICHAEL C. MORGAN
KENNETH A. PONTARELLI
FAYEZ SAROFIM
JOEL V. STAFF
JOHN STOKES
R. BARAN TEKKORA
GLENN A. YOUNGKIN

				RATIFY:	I	YES	FOR	FOR
THE SELECTION OF PRICEWATERHOUSECOOPERS LLP AS OUR INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR 2012.

				APPROVE:	I	YES	FOR	FOR
ON AN ADVISORY BASIS, OF THE COMPENSATION OF OUR NAMED EXECUTIVE OFFICERS.

				APPROVE:	I	YES	1 YEAR	AGAINST
THE FREQUENCY WITH WHICH WE WILL HOLD AN ADVISORY VOTE ON THE COMPENSATION OF OUR NAMED EXECUTIVE OFFICERS.

LEGACY RESERVES, L.P.	LGCY	524707304	5/9/2012	ELECT:	I	YES	FOR	FOR
CARY D. BROWN
KYLE A. MCGRAW
DALE A. BROWN
G. LARRY LAWRENCE
WILLIAM D. SULLIVAN
WILLIAM R. GRANBERRY
KYLE D. VANN

				RATIFY:	I	YES	FOR	FOR
THE APPOINTMENT OF BDO USA, LLP AS OUR INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR THE FISCAL YEAR ENDING DECEMBER 31, 2012.

COPANO ENERGY, L.L.C.	CPNO	217202100	5/17/2012	ELECT:	I	YES	FOR	FOR
JAMES G. CRUMP
ERNIE L. DANNER
SCOTT A. GRIFFITHS
MICHAEL L. JOHNSON
MICHAEL G. MACDOUGALL
R. BRUCE NORTHCUTT
T. WILLIAM PORTER
WILLIAM L. THACKER

				RATIFY:	I	YES	FOR	FOR
DELOITTE & TOUCHE LLP AS OUR INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR 2012.

THE WILLIAMS COMPANIES, INC.	WMB	969457100	5/17/2012	ELECT:	I	YES	FOR	FOR
DIRECTOR: ALAN S. ARMSTRONG
DIRECTOR: JOSEPH R. CLEVELAND
DIRECTOR: IRL F. ENGELHARDT
DIRECTOR: JOHN A. HAGG
DIRECTOR: JUANITA H. HINSHAW
DIRECTOR: FRANK T. MACINNIS
DIRECTOR: STEVEN W. NANCE
DIRECTOR: MURRAY D. SMITH
DIRECTOR: JANICE D. STONEY
DIRECTOR: LAURA A. SUGG

				RATIFY:	I	YES	FOR	FOR
ERNST & YOUNG LLP AS AUDITORS FOR 2012.

				APPROVE:	I	YES	FOR	FOR
BY NONBINDING ADVISORY VOTE, THE COMPANY'S EXECUTIVE COMPENSATION.

ONEOK, INC.	OKE	682680103	5/23/2012	ELECT:
				DIRECTOR: JAMES C. DAY	I	YES	FOR	FOR
				DIRECTOR: JULIE H. EDWARDS	I	YES	FOR	FOR
				DIRECTOR: WILLIAM L. FORD	I	YES	FOR	FOR
				DIRECTOR: JOHN W. GIBSON	I	YES	FOR	FOR
				DIRECTOR: BERT H. MACKIE	I	YES	FOR	FOR
				DIRECTOR: STEVEN J. MALCOLM	I	YES	FOR	FOR
				DIRECTOR: JIM W. MOGG	I	YES	FOR	FOR
				DIRECTOR: PATTYE L. MOORE	I	YES	FOR	FOR
				DIRECTOR: GARY D. PARKER	I	YES	FOR	FOR
				DIRECTOR: EDUARDO A. RODRIGUEZ	I	YES	FOR	FOR
				DIRECTOR: GERALD B. SMITH	I	YES	FOR	FOR
				DIRECTOR: DAVID J. TIPPECONNIC	I	YES	FOR	FOR

				RATIFY:	I	YES	FOR	FOR
THE SELECTION OF PRICEWATERHOUSECOOPERS LLP AS THE INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM OF ONEOK, INC. FOR THE YEAR ENDING DECEMBER 31, 2012.

				VOTE:	I	YES	FOR	FOR
A PROPOSAL TO APPROVE ADDITIONAL SHARES FOR ISSUANCE UNDER THE ONEOK, INC. EMPLOYEE STOCK AWARD PROGRAM.

				APPROVE:	I	YES	FOR	FOR
A PROPOSAL TO AMEND AND RESTATE THE ONEOK, INC. EMPLOYEE STOCK PURCHASE PLAN TO INCREASE THE NUMBER OF SHARES AUTHORIZED FOR ISSUANCE UNDER THE PLAN.

				APPROVE:	I	YES	FOR	FOR
A PROPOSAL TO AMEND THE ONEOK, INC. CERTIFICATE OF INCORPORATION TO INCREASE THE NUMBER OF AUTHORIZED SHARES OF COMMON STOCK.

				VOTE:	I	YES	FOR	FOR
ADVISORY VOTE TO APPROVE THE COMPANY'S EXECUTIVE COMPENSATION.

TARGA RESOURCES CORP.	TRGP	87612G101	5/25/2012	ELECT:	I	YES	FOR	FOR
IN SEON HWANG
JOE BOB PERKINS
ERSHEL C. REDD, JR.

				RATIFY:	I	YES	FOR	FOR
THE SELECTION OF PRICEWATERHOUSECOOPERS LLP AS THE COMPANY'S INDEPENDENT REGISTERED PUBLIC ACCOUNTANTS FOR 2012.

MARKWEST ENERGY PARTNERS, L.P.	MWE	570759100	6/1/2012	ELECT:	I	YES	FOR	FOR
FRANK M. SEMPLE
DONALD D. WOLF
KEITH E. BAILEY
MICHAEL L. BEATTY
CHARLES K. DEMPSTER
DONALD C. HEPPERMANN
RANDALL J. LARSON
ANNE E. FOX MOUNSEY
WILLIAM P. NICOLETTI

				APPROVE:	I	YES	FOR	FOR
AN AMENDMENT TO THE PARTNERSHIP'S 2008 LONG-TERM INCENTIVE PLAN TO INCREASE THE NUMBER OF COMMON UNITS AVAILABLE FOR ISSUANCE UNDER THE PLAN FROM 2.5 MILLION TO 3.7 MILLION.

				RATIFY:	I	YES	FOR	FOR
DELOITTE & TOUCHE LLP AS THE PARTNERSHIP'S INDEPENDENT REGISTERED PUBLIC ACCOUNTANTS FOR THE FISCAL YEAR ENDING DECEMBER 31, 2012.

BUCKEYE PARTNERS, L.P.	BPL	118230101	6/5/2012	ELECT:	I	YES	FOR	FOR
PIETER BAKKER
C. SCOTT HOBBS
MARK C. MCKINLEY

				RATIFY:	I	YES	FOR	FOR
THE SELECTION OF DELOITTE & TOUCHE LLP AS BUCKEYE PARTNERS, L.P.'S INDEPENDENT REGISTERED PUBLIC ACCOUNTANTS FOR 2012.

PENN VIRGINIA RESOURCE PARTNERS, L.P.	PVR	707884102	6/6/2012	ELECT:	I	YES	FOR	FOR
JAMES L. GARDNER
THOMAS W. HOFMANN
WILLIAM H. SHEA, JR.

				VOTE:	I	YES	FOR	FOR
ADVISORY RESOLUTION APPROVING EXECUTIVE COMPENSATION.

				RATIFY:	I	YES	FOR	FOR
THE APPOINTMENT OF KPMG LLP AS THE INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR THE 2012 FISCAL YEAR.

BREITBURN ENERGY PARTNERS L.P.	BBEP	106776107	6/21/2012	ELECT:	I	YES	FOR	FOR
JOHN R. BUTLER, JR.
GREGORY J. MORONEY

				RATIFY:	I	YES	FOR	FOR
THE APPOINTMENT OF PRICEWATERHOUSECOOPERS LLP AS THE INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR THE YEAR ENDING DECEMBER 31, 2012.

GLOBAL PARTNERS LP	GLP	37946R109	6/22/2012	APPROVE:	I	YES	FOR	FOR

AN AMENDMENT AND RESTATEMENT OF THE GLOBAL PARTNERS LP LONG-TERM INCENTIVE PLAN (AS IT HAS BEEN AMENDED FROM TIME TO TIME, THE "LTIP"), WHICH, AMONG OTHER THINGS, PROVIDES FOR AN INCREASE IN THE MAXIMUM NUMBER OF COMMON UNITS RESERVED AND AVAILABLE FOR DELIVERY WITH RESPECT TO AWARDS UNDER THE LTIP TO 4,300,000 COMMON UNITS (THE "LTIP PROPOSAL").

				APPROVE:	I	YES	FOR	FOR

THE ADJOURNMENT OF THE SPECIAL MEETING TO A LATER DATE OR DATES, IF NECESSARY OR APPROPRIATE, TO SOLICIT ADDITIONAL PROXIES IN THE EVENT THERE ARE NOT SUFFICIENT VOTES AT THE TIME OF THE SPECIAL MEETING TO APPROVE THE LTIP PROPOSAL.